Annual Fund Operating Expenses	Apr. 30, 2026
Pacer Swan SOS Moderate (February) ETF | Pacer Swan SOS Moderate (February) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.49%
Pacer Swan SOS Moderate (March) ETF | Pacer Swan SOS Moderate (March) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.49%
Pacer Swan SOS Moderate (May) ETF | Pacer Swan SOS Moderate (May) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.49%
Pacer Swan SOS Moderate (June) ETF | Pacer Swan SOS Moderate (June) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.49%
Pacer Swan SOS Moderate (August) ETF | Pacer Swan SOS Moderate (August) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.49%
Pacer Swan SOS Moderate (September) ETF | Pacer Swan SOS Moderate (September) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[6]
Expenses (as a percentage of Assets)	0.49%
Pacer Swan SOS Moderate (November) ETF | Pacer Swan SOS Moderate (November) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[7]
Expenses (as a percentage of Assets)	0.49%
Pacer Swan SOS Moderate (December) ETF | Pacer Swan SOS Moderate (December) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[8]
Expenses (as a percentage of Assets)	0.49%
Pacer Swan SOS Laddered Moderate ETF | Pacer Swan SOS Laddered Moderate ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[9]
Acquired Fund Fees and Expenses	0.49%	[9],[10]
Expenses (as a percentage of Assets)	0.59%

[1]	Estimated for the current fiscal year.
[2]	Estimated for the current fiscal year.
[3]	Estimated for the current fiscal year.
[4]	Estimated for the current fiscal year.
[5]	Estimated for the current fiscal year.
[6]	Estimated for the current fiscal year.
[7]	Estimated for the current fiscal year.
[8]	Estimated for the current fiscal year.
[9]	Estimated for the current fiscal year.
[10]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies.